UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

September 30, 2006

1.808771.102

TRE-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.1%
Toyota Motor Corp.	22,400	$ 1,220
Hotels, Restaurants & Leisure - 1.1%
Boyd Gaming Corp.	29,200	1,122
International Game Technology	75,100	3,117
Multimedia Games, Inc. (a)(e)	171,473	1,557
Services Acquisition Corp. International (a)(e)	159,000	1,415
Vail Resorts, Inc. (a)	54,100	2,165
		9,376
Household Durables - 0.2%
Garmin Ltd.	13,000	634
Sony Corp. sponsored ADR	25,900	1,045
		1,679
Media - 4.1%
Comcast Corp. Class A (a)	72,500	2,672
Grupo Televisa SA de CV (CPO) sponsored ADR	95,600	2,032
Live Nation, Inc. (a)	113,400	2,316
News Corp.:
Class A	178,564	3,509
Class B	340,300	7,024
NTL, Inc.	89,150	2,267
Omnicom Group, Inc.	16,300	1,526
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	94,500	889
Time Warner, Inc.	345,000	6,289
Univision Communications, Inc. Class A (a)	144,200	4,952
Viacom, Inc. Class B (non-vtg.) (a)	64,800	2,409
		35,885
Multiline Retail - 1.7%
Federated Department Stores, Inc.	205,700	8,888
JCPenney Co., Inc.	41,100	2,811
Marks & Spencer Group PLC	162,800	1,958
Sears Holdings Corp. (a)	10,000	1,581
		15,238
Specialty Retail - 2.0%
AnnTaylor Stores Corp. (a)	46,741	1,957
Circuit City Stores, Inc.	87,300	2,192
Gamestop Corp. Class A (a)	25,700	1,189
Home Depot, Inc.	71,300	2,586
J. Crew Group, Inc.	55,000	1,654
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc.	76,600	$ 3,121
Staples, Inc.	98,000	2,384
Tween Brands, Inc. (a)	57,100	2,147
		17,230
Textiles, Apparel & Luxury Goods - 0.6%
Polo Ralph Lauren Corp. Class A	71,100	4,599
Valentino Fashion Group Spa	17,300	594
		5,193
TOTAL CONSUMER DISCRETIONARY		85,821
CONSUMER STAPLES - 9.3%
Beverages - 1.7%
PepsiCo, Inc.	199,770	13,037
Pernod Ricard SA	8,941	1,861
		14,898
Food & Staples Retailing - 2.9%
CVS Corp.	176,300	5,663
Kroger Co.	76,300	1,766
Safeway, Inc.	142,111	4,313
Wal-Mart Stores, Inc.	151,200	7,457
Walgreen Co.	137,500	6,104
		25,303
Food Products - 0.2%
Lindt & Spruengli AG (participation certificate)	808	1,820
Household Products - 2.8%
Colgate-Palmolive Co.	120,100	7,458
Procter & Gamble Co.	276,755	17,153
		24,611
Personal Products - 0.1%
L'Oreal SA	10,000	1,016
Tobacco - 1.6%
Altria Group, Inc.	185,800	14,223
TOTAL CONSUMER STAPLES		81,871
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.9%
Energy Equipment & Services - 2.0%
Halliburton Co.	27,300	$ 777
National Oilwell Varco, Inc. (a)	78,862	4,617
Noble Corp.	29,400	1,887
Schlumberger Ltd. (NY Shares)	134,000	8,312
Smith International, Inc.	56,500	2,192
		17,785
Oil, Gas & Consumable Fuels - 5.9%
ConocoPhillips	38,636	2,300
CONSOL Energy, Inc.	42,600	1,352
Exxon Mobil Corp.	501,830	33,670
Noble Energy, Inc.	30,100	1,372
Occidental Petroleum Corp.	100,400	4,830
Quicksilver Resources, Inc. (a)	54,000	1,723
Ultra Petroleum Corp. (a)	49,100	2,362
Valero Energy Corp.	78,000	4,015
		51,624
TOTAL ENERGY		69,409
FINANCIALS - 19.3%
Capital Markets - 2.3%
Daiwa Securities Group, Inc.	199,000	2,321
E*TRADE Financial Corp.	88,000	2,105
Goldman Sachs Group, Inc.	7,400	1,252
Greenhill & Co., Inc.	28,100	1,883
KKR Private Equity Investors, LP Restricted Depository Units (f)	100,100	2,157
Merrill Lynch & Co., Inc.	54,700	4,279
Nomura Holdings, Inc.	57,200	1,006
State Street Corp.	88,200	5,504
		20,507
Commercial Banks - 3.0%
Mizuho Financial Group, Inc.	239	1,853
PNC Financial Services Group, Inc.	20,600	1,492
Standard Chartered PLC (United Kingdom)	100,734	2,580
Sumitomo Mitsui Financial Group, Inc.	301	3,159
U.S. Bancorp, Delaware	74,700	2,482
Wells Fargo & Co.	397,600	14,385
		25,951
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.0%
American Express Co.	131,500	$ 7,375
Capital One Financial Corp. (e)	14,100	1,109
		8,484
Diversified Financial Services - 5.6%
African Bank Investments Ltd.	219,324	622
Bank of America Corp.	368,722	19,752
Citigroup, Inc.	155,077	7,703
FirstRand Ltd.	208,400	474
IntercontinentalExchange, Inc.	70,700	5,307
JPMorgan Chase & Co.	328,388	15,421
		49,279
Insurance - 4.5%
ACE Ltd.	120,900	6,617
American International Group, Inc.	237,262	15,721
Hartford Financial Services Group, Inc.	63,400	5,500
Lincoln National Corp.	67,000	4,159
MetLife, Inc.	75,100	4,257
Prudential Financial, Inc.	46,800	3,569
		39,823
Real Estate Investment Trusts - 1.0%
Equity Residential (SBI)	98,400	4,977
Vornado Realty Trust	30,800	3,357
		8,334
Thrifts & Mortgage Finance - 1.9%
Freddie Mac	99,600	6,606
Golden West Financial Corp., Delaware	127,300	9,834
		16,440
TOTAL FINANCIALS		168,818
HEALTH CARE - 14.6%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	23,100	785
Alnylam Pharmaceuticals, Inc. (a)	58,400	842
Amgen, Inc. (a)	19,100	1,366
Biogen Idec, Inc. (a)	84,700	3,784
Celgene Corp. (a)	43,000	1,862
Genentech, Inc. (a)	46,100	3,812
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	17,200	$ 1,160
Gilead Sciences, Inc. (a)	75,200	5,166
Myogen, Inc. (a)	42,300	1,484
Vertex Pharmaceuticals, Inc. (a)	57,700	1,942
		22,203
Health Care Equipment & Supplies - 2.9%
Advanced Medical Optics, Inc. (a)	37,900	1,499
ArthroCare Corp. (a)	45,800	2,146
Aspect Medical Systems, Inc. (a)	77,300	1,320
Baxter International, Inc.	127,800	5,810
Becton, Dickinson & Co.	85,000	6,007
C.R. Bard, Inc.	68,900	5,168
Conor Medsystems, Inc. (a)	67,755	1,597
Greatbatch, Inc. (a)	29,300	663
Inverness Medical Innovations, Inc. (a)	42,300	1,470
		25,680
Health Care Providers & Services - 1.4%
Brookdale Senior Living, Inc.	59,100	2,743
HealthSouth Corp.	216,000	1,071
UnitedHealth Group, Inc.	168,500	8,290
		12,104
Health Care Technology - 0.3%
Emdeon Corp. (a)	136,200	1,595
WebMD Health Corp. Class A (e)	34,900	1,198
		2,793
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	13,000	430
Millipore Corp. (a)	38,200	2,342
Thermo Electron Corp. (a)	25,500	1,003
		3,775
Pharmaceuticals - 7.1%
Allergan, Inc.	33,700	3,795
Elan Corp. PLC sponsored ADR (a)	179,700	2,764
Eli Lilly & Co.	20,900	1,191
Johnson & Johnson	308,400	20,027
Merck & Co., Inc.	278,700	11,678
New River Pharmaceuticals, Inc. (a)(e)	25,100	646
Novartis AG sponsored ADR	31,000	1,812
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	377,495	$ 10,706
Santarus, Inc. (a)	193,900	1,439
Wyeth	149,900	7,621
		61,679
TOTAL HEALTH CARE		128,234
INDUSTRIALS - 8.3%
Aerospace & Defense - 3.0%
DRS Technologies, Inc.	37,300	1,629
Goodrich Corp.	59,700	2,419
Honeywell International, Inc.	166,600	6,814
Precision Castparts Corp.	19,200	1,213
Raytheon Co.	78,300	3,759
Rolls-Royce Group PLC	188,700	1,600
United Technologies Corp.	139,400	8,831
		26,265
Air Freight & Logistics - 0.1%
UTI Worldwide, Inc.	33,600	940
Airlines - 0.4%
AMR Corp.	49,700	1,150
UAL Corp. (a)	71,900	1,910
		3,060
Commercial Services & Supplies - 0.1%
Kenexa Corp. (a)	20,500	517
Construction & Engineering - 0.2%
Fluor Corp.	26,000	1,999
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	43,700	3,724
Industrial Conglomerates - 3.8%
3M Co.	36,400	2,709
General Electric Co.	824,800	29,115
Textron, Inc.	15,200	1,330
		33,154
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	20,000	1,161
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	64,200	$ 2,183
TOTAL INDUSTRIALS		73,003
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 3.8%
Ciena Corp. (a)	55,728	1,519
Cisco Systems, Inc. (a)	340,100	7,822
Comverse Technology, Inc. (a)	63,900	1,370
Corning, Inc. (a)	151,000	3,686
Harris Corp.	77,200	3,435
Juniper Networks, Inc. (a)	81,400	1,407
Motorola, Inc.	311,300	7,783
Nortel Networks Corp.	213,200	490
Powerwave Technologies, Inc. (a)	123,600	939
QUALCOMM, Inc.	139,500	5,071
		33,522
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	93,000	7,164
Concurrent Computer Corp. (a)	232,000	411
EMC Corp. (a)	480,800	5,760
Hewlett-Packard Co.	374,700	13,748
Network Appliance, Inc. (a)	59,800	2,213
Sun Microsystems, Inc. (a)	429,200	2,133
		31,429
Electronic Equipment & Instruments - 0.4%
Amphenol Corp. Class A	43,500	2,694
Flextronics International Ltd. (a)	63,600	804
		3,498
Internet Software & Services - 1.3%
eBay, Inc. (a)	94,400	2,677
Google, Inc. Class A (sub. vtg.) (a)	21,600	8,681
		11,358
IT Services - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	45,700	3,385
NCI, Inc. Class A	191,700	2,298
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SI International, Inc. (a)	109,500	$ 3,502
SRA International, Inc. Class A (a)	127,000	3,818
		13,003
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	55,700	1,384
Applied Materials, Inc.	129,000	2,287
Applied Micro Circuits Corp. (a)	207,395	599
FormFactor, Inc. (a)	37,300	1,571
Freescale Semiconductor, Inc. Class A (a)	67,000	2,549
Intel Corp.	472,900	9,728
Intersil Corp. Class A	83,700	2,055
Linear Technology Corp.	56,600	1,761
Marvell Technology Group Ltd. (a)	129,000	2,499
National Semiconductor Corp.	49,800	1,172
Texas Instruments, Inc.	92,000	3,059
Volterra Semiconductor Corp. (a)	35,000	569
		29,233
Software - 4.1%
Adobe Systems, Inc. (a)	94,500	3,539
BEA Systems, Inc. (a)	87,800	1,335
Business Objects SA sponsored ADR (a)	62,700	2,137
Citrix Systems, Inc. (a)	38,900	1,409
FileNET Corp. (a)	63,700	2,219
Microsoft Corp.	474,800	12,976
Nintendo Co. Ltd.	5,100	1,051
Oracle Corp. (a)	307,600	5,457
Red Hat, Inc. (a)	40,000	843
Salesforce.com, Inc. (a)	35,300	1,267
Symantec Corp. (a)	151,600	3,226
		35,459
TOTAL INFORMATION TECHNOLOGY		157,502
MATERIALS - 1.7%
Chemicals - 1.3%
FMC Corp.	17,000	1,089
Monsanto Co.	114,600	5,387
Praxair, Inc.	72,100	4,265
		10,741
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.4%
Apex Silver Mines Ltd. (a)	42,300	$ 705
Carpenter Technology Corp.	21,900	2,354
Titanium Metals Corp. (a)	24,056	608
		3,667
TOTAL MATERIALS		14,408
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	548,500	17,859
Level 3 Communications, Inc. (a)	359,900	1,925
Qwest Communications International, Inc. (a)	597,000	5,206
Verizon Communications, Inc.	356,400	13,233
		38,223
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	63,500	2,238
Sprint Nextel Corp.	40,618	697
		2,935
TOTAL TELECOMMUNICATION SERVICES		41,158
UTILITIES - 1.5%
Electric Utilities - 0.7%
Entergy Corp.	23,900	1,870
Exelon Corp.	65,700	3,977
		5,847
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	82,200	1,676
NRG Energy, Inc. (a)	17,400	788
TXU Corp.	76,500	4,783
		7,247
TOTAL UTILITIES		13,094
TOTAL COMMON STOCKS (Cost $709,540)		833,318
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (000s)
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(g)	62,000	$ 0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $336)		0
Corporate Bonds - 0.2%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13	$ 680	612
Nonconvertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 7.9% 12/15/09 (d)	2,560	736
Northwest Airlines, Inc. 7.875% 3/15/08 (d)	730	396
		1,132
TOTAL CORPORATE BONDS (Cost $1,734)		1,744
Money Market Funds - 4.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.36% (b)	35,911,197	$ 35,911
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	2,946,825	2,947
TOTAL MONEY MARKET FUNDS (Cost $38,858)		38,858
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $750,468)		873,920
NET OTHER ASSETS - 0.3%		2,366
NET ASSETS - 100%		$ 876,286
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,157,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0%
of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
GeneProt, Inc. Series A	7/7/00	$ 336
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 974
Fidelity Securities Lending Cash Central Fund	182
Total	$ 1,156
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $752,710,000. Net unrealized appreciation aggregated $121,210,000, of which $141,610,000 related to appreciated investment securities and $20,400,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 27, 2006